FAIR VALUE MEASUREMENTS - Schedule of Fair Value Hierarchy (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 5,113,927	$ 4,862,002
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	404,430	497,566
Total | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,563	2,944
Total | Fiserv, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	56,051	173,005
Total | Money market
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	186	269
Total | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	268,026	235,243
Total | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	76,604	86,105
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	380,991	479,882
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,563	2,944
Level 1 | Fiserv, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	56,051	173,005
Level 1 | Money market
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	186	269
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	244,587	217,559
Level 1 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	76,604	86,105
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	23,439	17,684
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Fiserv, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Money market
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	23,439	17,684
Level 2 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
NAV | Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 4,709,497	$ 4,364,436